--------------------------
                                                             OMB APPROVAL
                                                      --------------------------
                                                      OMB Number:      3235-0582
                                                      Expires:    April 30, 2009
                                                      Estimated average burden
                                                      hours per response    14.4
                                                      --------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number   811-07677
                                     -------------------------------------------

                          Profit Funds Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

8401 Colesville Road, Suite 320        Silver Spring, Maryland        20910
--------------------------------------------------------------------------------
            (Address of principal executive offices)                (Zip code)

                                Eugene A. Profit

Profit Investment Management    8401 Colesville Road    Silver Spring, MD 20910
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   (301) 650-0059
                                                      --------------------------

Date of fiscal year end:       September 30, 2007
                            ----------------------------------------------------

Date of reporting period:       July 1, 2006 - June 30, 2007
                          ---------------------------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

     Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

     (a)  The name of the issuer of the portfolio security;

     (b)  The exchange ticker symbol of the portfolio security;

     (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d)  The shareholder meeting date;

     (e)  A brief identification of the matter voted on;

     (f)  Whether the matter was proposed by the issuer or by a security holder;

     (g)  Whether the registrant cast its vote on the matter;

     (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i)  Whether the registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Profit Funds Investment Trust
            _________________________________________________________________

By (Signature and Title)*         /s/ Eugene A. Profit
                         ____________________________________________________
                               Eugene A. Profit, President
Date    August 30, 2007
     ________________________________________________________________________

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A
---------
Profit Fund (PVALX)

For shareholder meetings
held from July 1, 2006
through June 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           How did
                                                                                                           the Fund
                                                                                                           Cast its
                                                                                                   Did      Vote?      Did the Fund
                                       Shareholder       Brief Identification       Proposed by    the      For,           vote
                Ticker                   Meeting            of the Matter            Issuer or    Fund     Against,   For or Against
 Issuer Name    Symbol       CUSIP        Date                 Voted On             Shareholder?  Vote?    Abstain     Management?

------------------------------------------------------------------------------------------------------------------------------------
 3 M Company     MMM       88579Y101    05/08/07    Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    Reduce Supermajority Vote
                                                    Requirement                     Issuer        Yes     For         For
                                                    Rescind Fair Price Provision    Issuer        Yes     For         For
                                                    Approve Executive Incentive
                                                    Bonus Plan                      Issuer        Yes     For         For
                                                    Pay for Superior Performance    Shareholder   Yes     For         Against

------------------------------------------------------------------------------------------------------------------------------------
Adobe Systems    ADBE      00724F101    4/5/2007    Elect Directors                 Issuer        Yes     For         For
                                                    Amend Stock Option Plan         Issuer        Yes     For         For
                                                    Stock Retention / Holding
                                                    Period                          Shareholder   Yes     For         Against
                                                    Ratify Auditors                 Issuer        Yes     For         For

------------------------------------------------------------------------------------------------------------------------------------
 AFLAC Inc.       AFL      001055102    5/7/2007    Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For

------------------------------------------------------------------------------------------------------------------------------------
  American        AXP      025816109    4/23/2007
   Express                                          Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    Approve Omnibus Stock Plan      Issuer        Yes     For         For
                                                    Provide for Cumulative Voting   Shareholder   Yes     For         Against

------------------------------------------------------------------------------------------------------------------------------------
  American        ASD      029712106    5/3/2007
  Standard                                          Elect Directors                 Issuer        Yes     For         For
                                                    Amend Omnibus Stock Plan        Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For

------------------------------------------------------------------------------------------------------------------------------------
  Amgen Inc      AMGN      031162100    5/9/2007    Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    Declassify Board of Directors   Issuer        Yes     For         For
                                                    Develop an Animal Welfare
                                                    Policy                          Shareholder   Yes     Against     For
                                                    Prepare a Sustainability
                                                    Report                          Shareholder   Yes     Against     For

------------------------------------------------------------------------------------------------------------------------------------
  Apple Inc      AAPL      037833100    5/10/2007                                                         For &
                                                    Elect Directors                 Issuer        Yes     Withhold    For
                                                    Amend Omnibus Stock Plan        Issuer        Yes     For         For
                                                    Amend Qualified Employee
                                                    Stock Purchase Plan             Issuer        Yes     For         For
                                                    Amend Non-Employee Director
                                                    Stock Option Plan               Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    Compensation Specific -
                                                    Option Dating Policy            Shareholder   Yes     For         Against
                                                    Pay for Superior Performance    Shareholder   Yes     For         Against
                                                    Reasibility Report:Adopting
                                                    Toxic Chemical Elimin Policy    Shareholder   Yes     Against     For
                                                    Stock Retention / Holding
                                                    Period                          Shareholder   Yes     For         Against
                                                    Report on Computer Recycling
                                                    Policy                          Shareholder   Yes     Against     For
                                                    Advisory Vote to Ratify Exec
                                                    Officers' Compensation          Shareholder   Yes     For         Against

------------------------------------------------------------------------------------------------------------------------------------
    Barr          BRL      068306109    11/9/2006                                                         For &
Pharmaceuticals                                     Elect Directors                 Issuer        Yes     Withhold    For
                                                    Ratify Auditors                 Issuer        Yes     For         For

------------------------------------------------------------------------------------------------------------------------------------
    Barr          BRL      068306109    5/17/2007                                                         For &
Pharmaceuticals                                     Elect Directors                 Issuer        Yes     Withhold    For
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    Approve Omnibus Stock Plan      Issuer        Yes     For         For
                                                    Approve Executive Incentive
                                                    Bonus Plan                      Issuer        Yes     For         For

------------------------------------------------------------------------------------------------------------------------------------
  Berskire       BRK/B     084670108    5/5/2007
Hathaway Inc                                        Elect Directors                 Issuer        Yes     For         For
                                                    Prohibit Investments in
                                                    Foreign Corp Operating in
                                                    Markets                         Shareholder   Yes     Against     For
                                                    Embargoed by the US Govt

------------------------------------------------------------------------------------------------------------------------------------
Carnival Corp     CCL      143658300    4/16/2007   Meeting for ADR Holders         Issuer        Yes     For         For
                                                    Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    Auth Audit Committee to
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    To Receive Accounts & Reports
                                                    for YR END 11/30/06             Issuer        Yes     For         For
                                                    To Approve Directors
                                                    Remuneration Report             Issuer        Yes     For         For
                                                    To Approve Limits on
                                                    Authority to Allot Shares       Issuer        Yes     For         For
                                                    To Approve Disapplication of
                                                    Pre-Emption Rights              Issuer        Yes     For         For
                                                    To Approve a Gen'l Authority
                                                    to Buy Back Ord Shares          Issuer        Yes     For         For
                                                    To Approve Electronic
                                                    Communication with
                                                    Shareholders                    Issuer        Yes     For         For

------------------------------------------------------------------------------------------------------------------------------------
 Caterpillar      CAT      149123101    6/13/2007                                                         For &
     Inc                                            Elect Directors                 Issuer        Yes     Withhold    For
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    Separate Chairman & CEO
                                                    Positions                       Shareholder   Yes     Against     For
                                                    Require Majority Vote for
                                                    Election of Directors           Shareholder   Yes     For         Against

------------------------------------------------------------------------------------------------------------------------------------
    Cisco        CSCO      17275R102   11/15/2006   Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    Performance Based &/or Time
                                                    Based Equity Awards             Shareholder   Yes     For         Against
                                                    Report on Pay Disparity         Shareholder   Yes     Against     For
                                                    Report on Internet
                                                    Fragmentation                   Shareholder   Yes     For         Against

------------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive CL       194162103    5/3/2007
     Co                                             Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    Amend Articles / Bylaws /
                                                    Charter                         Shareholder   Yes     For         Against
                                                    Pay for Superior Performance    Shareholder   Yes     For         Against

------------------------------------------------------------------------------------------------------------------------------------
ComCast Corp     CMCSA     20030N101    5/23/2007   Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    Prohibit Executive
                                                    Stock-Based Awards              Shareholder   Yes     Against     For
                                                    Separate Chairman & CEO
                                                    Positions                       Shareholder   Yes     For         Against
                                                    Prepare Sustainability Report   Shareholder   Yes     For         Against
                                                    Company Specific: Adopt
                                                    Recapitalization Plan           Shareholder   Yes     For         Against
                                                    Advisory Vote to Ratify Exec
                                                    Officers Compensation           Shareholder   Yes     Against     For
                                                    Report on Pay Disparity         Shareholder   Yes     Against     For
                                                    Report on Political
                                                    Contributions                   Shareholder   Yes     Against     For

------------------------------------------------------------------------------------------------------------------------------------
  CSX Corp        CSX      126408103    5/2/2007    Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    Limit Executive Compensation    Shareholder   Yes     Against     For
                                                    Require a Majority Vote for
                                                    Election of Directors           Shareholder   Yes     For         Against
                                                    Submit Severance Agreement to
                                                    Shareholder Vote                Shareholder   Yes     For         Against
                                                    Amend Articles / Bylaws /
                                                    Charter                         Shareholder   Yes     For         Against

------------------------------------------------------------------------------------------------------------------------------------
Danaher Corp      DHR      235851102    5/15/2007   Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    Increase Authorized Common
                                                    Stock                           Issuer        Yes     For         For
                                                    Approve Omnibus Stock Plan      Issuer        Yes     Against     Against
                                                    Approve Executive Incentive
                                                    Bonus Plan                      Issuer        Yes     For         For
                                                    Amend Deferred Compensation
                                                    Plan                            Issuer        Yes     For         For
                                                    Stock Retention / Holding
                                                    Period                          Shareholder   Yes     For         Against

------------------------------------------------------------------------------------------------------------------------------------
   E*Trade       ETFC      269246104    5/23/2007
  Financial                                         Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For

------------------------------------------------------------------------------------------------------------------------------------
  EMC Corp        EMC      268648102    5/3/2007    Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    Amend Omnibus Stock Plan        Issuer        Yes     For         For
                                                    Amend Qualified Employee
                                                    Stock Purchase Plan             Issuer        Yes     For         For
                                                    Declassify the Board of
                                                    Directors                       Issuer        Yes     For         For
                                                    Limit Composition of
                                                    Committee(s) to Independent
                                                    Directors                       Shareholder   Yes     Against     For
                                                    Require Majority Vote for
                                                    Election of Directors           Shareholder   Yes     For         Against
                                                    Company Specific - Adopt
                                                    Simple Majority Vote            Shareholder   Yes     For         Against
                                                    Pay for Superior Performance    Shareholder   Yes     Against     For

------------------------------------------------------------------------------------------------------------------------------------
 Exxon Mobil      XOM      30231G102    5/30/2007
    Corp                                            Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    Restore or Provide for
                                                    Cumulative Voting               Shareholder   Yes     For         Against
                                                    Amend Articles / Bylaws /
                                                    Charter                         Shareholder   Yes     For         Against
                                                    Separate Chairman and CEO
                                                    Positions                       Shareholder   Yes     For         Against
                                                    Initiate Payment of Cash
                                                    Dividend                        Shareholder   Yes     Against     For
                                                    Advisory Vote to Ratify Named
                                                    Exec Officers' Compensation     Shareholder   Yes     For         Against
                                                    Co Specific: Amend Article IX
                                                    of Corp By-Laws                 Shareholder   Yes     Against     For
                                                    Review Exec Compensation        Shareholder   Yes     Against     For
                                                    Limit Executive Compensation    Shareholder   Yes     Against     For
                                                    Claw-Back of Payments under
                                                    Restatements                    Shareholder   Yes     For         Against
                                                    Report on Political
                                                    Contributions                   Shareholder   Yes     For         Against
                                                    Amend Equal Employment Opp
                                                    Polity to Prohibit
                                                    Discrimination                  Shareholder   Yes     For         Against
                                                    Based on Sexual Orientation
                                                    Report on Environmental
                                                    Accountability                  Shareholder   Yes     Against     For
                                                    Report on Emission Reduction
                                                    Goals                           Shareholder   Yes     For         Against
                                                    Report on Carbon Dioxide
                                                    Emissions Info at Gas Stations  Shareholder   Yes     Against     For
                                                    Adopt Policy to Increase
                                                    Renewable Energy Portfolio      Shareholder   Yes     Against     For

------------------------------------------------------------------------------------------------------------------------------------
 Garmin Ltd      GRMN      G37260109    6/8/2007    Meeting for Holders of ADRs     Issuer        Yes     For         For
                                                                                                          For &
                                                    Elect Directors                 Issuer        Yes     Withhold    For

------------------------------------------------------------------------------------------------------------------------------------
   General        GD       369550108    5/2/2007
Dynamics Corp                                       Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    Pay for Superior Performance    Shareholder   Yes     For         Against
                                                    Performance Based &/or Equity
                                                    Based Awards                    Shareholder   Yes     For         Against

------------------------------------------------------------------------------------------------------------------------------------
   General        GE       369604103    4/25/2007                                                         For &
 Electric Co                                        Elect Directors                 Issuer        Yes     Withhold    For
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    Adopt Majority Vote Standard
                                                    in Director Elections           Issuer        Yes     For         For
                                                    Approve Omnibus Stock Plan      Issuer        Yes     For         For
                                                    Company Specific:  Approve
                                                    Material Term of Sr. Mgmt
                                                    Officer                         Issuer        Yes     For         For
                                                    Performance Goals
                                                    Provide for Cumulative Voting   Shareholder   Yes     For         Against
                                                    Company Specific: Adopy
                                                    Policy on Overboarded
                                                    Directors                       Shareholder   Yes     For         Against
                                                    Company Specific: 1 Director
                                                    from Retirees                   Shareholder   Yes     Against     For
                                                    Separate Chairman & CEO
                                                    Positions                       Shareholder   Yes     For         Against
                                                    Limit Div & Div Equivalent
                                                    Payments to Executives          Shareholder   Yes     For         Against
                                                    Report on Charitable
                                                    Contributions                   Shareholder   Yes     Against     For
                                                    Report on Global Warming        Shareholder   Yes     Against     For
                                                    Adopt Ethical Criteria for
                                                    Military Contracts              Shareholder   Yes     Against     For
                                                    Report on Pay Disparity         Shareholder   Yes     Against     For

------------------------------------------------------------------------------------------------------------------------------------
   Gilead        GILD      375558103    5/9/2007                                                          For &
Sciences Inc                                        Elect Directors                 Issuer        Yes     Withhold    For
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    Amend Omnibus Stock Plan        Issuer        Yes     For         For
                                                    Amend Qualified Employee
                                                    Stock Purchase Plan             Issuer        Yes     For         For

------------------------------------------------------------------------------------------------------------------------------------
GlobalSanteFe     GSF      G3930E101    6/7/2007
    Corp                                            Meeting for Holders of ADRs     Issuer        Yes     For         For
                                                    Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For

------------------------------------------------------------------------------------------------------------------------------------
 Intel Corp      INTC      458140100    5/16/2007                                                         For &
                                                    Elect Directors                 Issuer        Yes     Against     For
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    Amend Omnibus Stock Plan        Issuer        Yes     For         For
                                                    Approve Executive Incentive
                                                    Bonus Plan                      Issuer        Yes     For         For
                                                    Limit Executive Compensation    Shareholder   Yes     Against     For

------------------------------------------------------------------------------------------------------------------------------------
    Quest         DGX      74834L100    5/8/2007
 Diagnostics                                        Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For

------------------------------------------------------------------------------------------------------------------------------------
  Rockwell        COL      774341101    2/13/2007
 Collins Inc                                        Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For

------------------------------------------------------------------------------------------------------------------------------------
 Staples Inc     SPLS      855030102    6/11/2007                                                         For &
                                                    Elect Directors                 Issuer        Yes     Withhold    For
                                                    Co Specific: Majority Vote
                                                    for Uncontested Elec of
                                                    Directors                       Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    Co Specific: Adopt Simple
                                                    Majority Vote                   Shareholder   Yes     For         Against

------------------------------------------------------------------------------------------------------------------------------------
The Hartford      HIG      416515104    5/16/2007
Financial Grp                                       Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For

------------------------------------------------------------------------------------------------------------------------------------
  The Walt        DIS      254687106    3/8/2007
  Disney Co                                         Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    Amend Omnibus Stock Plan        Issuer        Yes     For         For
                                                    Amend Executive Incentive
                                                    Bonus Plan                      Issuer        Yes     For         For
                                                    Co Specific: Goverance
                                                    Related - No Greenmail          Shareholder   Yes     Against     For
                                                    Approve / Amend Terms of
                                                    Existing Poison Pill            Shareholder   Yes     For         Against

------------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co      TIF      886547108    5/17/2007   Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For

------------------------------------------------------------------------------------------------------------------------------------
   United
Technologies
    Corp          UTX      913017109    4/11/2007   Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    Establish Term Limits for
                                                    Directors                       Shareholder   Yes     Against     For
                                                    Report on Foreign Military
                                                    Sales                           Shareholder   Yes     Against     For
                                                    Report on Political
                                                    Contributions                   Shareholder   Yes     Against     For
                                                    Advisory Vote: Ratify Exec
                                                    Officers Compensation           Shareholder   Yes     For         Against
                                                    Pay for Superior Performance    Shareholder   Yes     For         Against

------------------------------------------------------------------------------------------------------------------------------------
UnitedHealth      UNH      91324P102    5/29/2007
    Group                                           Elect Directors                 Issuer        Yes     For         For
                                                    Co Specific: Majority Vote
                                                    for Election of Directors       Issuer        Yes     For         For
                                                    Declassify the Board of
                                                    Directors                       Issuer        Yes     For         For
                                                    Reduce Supermajority Vote Req
                                                    for Removal of Directors        Issuer        Yes     For         For
                                                    Reduce Supermajority Vote       Issuer        Yes     For         For
                                                    Amend Articles: Make
                                                    Sylistic, Clarifying &
                                                    Conforming Chgs                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    Performance Based &/or Time
                                                    Based Equity Awards             Shareholder   Yes     For         Against
                                                    Establish SERP Policy           Shareholder   Yes     For         Against
                                                    Advisory Vote to Ratify Exec
                                                    Officers' Compensation          Shareholder   Yes     For         Against
                                                    Equal Access to the Proxy for
                                                    Purpose of Electing a Director  Shareholder   Yes     For         Against

------------------------------------------------------------------------------------------------------------------------------------
   Verizon        VZ       92343V104    5/3/2007
Communications                                      Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    Limit Exeuctive Compensation    Shareholder   Yes     Against     For
                                                    Eliminate or Restrict
                                                    Severance Agreements            Shareholder   Yes     For         Against
                                                    Disclose Information on
                                                    Compensation Consultant         Shareholder   Yes     For         Against
                                                    Advisory Vote: Ratify Exec
                                                    Officer's Compensation          Shareholder   Yes     For         Against
                                                    Adopt Policy on Overboarded
                                                    Directors                       Shareholder   Yes     Against     For
                                                    Approve Terms of Existing
                                                    Poison Pill                     Shareholder   Yes     Against     For
                                                    Report on Charitable
                                                    Contributions                   Shareholder   Yes     Against     For

------------------------------------------------------------------------------------------------------------------------------------
  Wal-Mart        WMT      931142103    6/1/2007                                                          For &
 Stores Inc                                         Elect Directors                 Issuer        Yes     Against     For
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    Report on Chartitable
                                                    Contributions                   Shareholder   Yes     Against     For
                                                    Report on Healthcare Policies   Shareholder   Yes     Against     For
                                                    Pay for Superior Performance    Shareholder   Yes     For         Against
                                                    Report on Equity Compensation
                                                    by Race & Gender                Shareholder   Yes     For         Against
                                                    Report on Pay Disparity         Shareholder   Yes     Against     For
                                                    Prepare Business Social
                                                    Responsibility Report           Shareholder   Yes     Against     For
                                                    Advisory Vote:Ratify Exec
                                                    Officers' Compensation          Shareholder   Yes     For         Against
                                                    Report on Political
                                                    Contributions                   Shareholder   Yes     For         Against
                                                    Report on Social & Reputation
                                                    Impact:Failure to Comply w/
                                                    ILO Restore or Provide for      Shareholder   Yes     Against     For
                                                    Cumulative Voting               Shareholder   Yes     For         Against
                                                    Require Director Nominee
                                                    Qualifications                  Shareholder   Yes     Against     For

------------------------------------------------------------------------------------------------------------------------------------
 Walgreen Co      WAG      931422109    1/10/2007   Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For
                                                    Amend Omnibus Stock Plan        Issuer        Yes     For         For

------------------------------------------------------------------------------------------------------------------------------------
    Waste
 Management       WMI      94106L109    5/4/2007
     Inc                                            Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For

------------------------------------------------------------------------------------------------------------------------------------
   Western        WDC      958102105    2/6/2007
Digital Corp                                        Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For

------------------------------------------------------------------------------------------------------------------------------------
 XTO Energy       XTO      98385X106    5/15/2007
     Inc                                            Elect Directors                 Issuer        Yes     For         For
                                                    Ratify Auditors                 Issuer        Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------